Revenue - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Oct. 01, 2023	Mar. 31, 2024	Dec. 25, 2022	Oct. 01, 2026	Oct. 01, 2025	Mar. 31, 2025	Dec. 25, 2024	Oct. 01, 2024	Dec. 25, 2023
Disaggregation of Revenue [Line Items]
Revenues recognized	$ 120,600	$ 12,000		$ 113,100
Revenue recognized in period from performance obligations satisfied in previous period	46,300	204,200
Revenue remaining performance obligation	1,726,000	1,726,000		1,765,900
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Disaggregation of Revenue [Line Items]
Revenue remaining performance obligation	618,400	618,400
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-04-01
Disaggregation of Revenue [Line Items]
Revenue remaining performance obligation	783,700	783,700
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-04-01
Disaggregation of Revenue [Line Items]
Revenue remaining performance obligation	184,900	184,900
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-04-01
Disaggregation of Revenue [Line Items]
Revenue remaining performance obligation	139,000	139,000
E One
Disaggregation of Revenue [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, current liabilities, deferred revenue				65,600
LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenues recognized	13,000	148,800		134,700
Revenue recognized in period from performance obligations satisfied in previous period	46,300	204,200		290,600
Revenue remaining performance obligation	1,760,100	1,760,100		1,794,100
LIONS GATE ENTERTAINMENT CORP [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Disaggregation of Revenue [Line Items]
Revenue remaining performance obligation	652,500	652,500
LIONS GATE ENTERTAINMENT CORP [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-04-01
Disaggregation of Revenue [Line Items]
Revenue remaining performance obligation	783,700	783,700
LIONS GATE ENTERTAINMENT CORP [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-04-01
Disaggregation of Revenue [Line Items]
Revenue remaining performance obligation	184,900	184,900
LIONS GATE ENTERTAINMENT CORP [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-04-01
Disaggregation of Revenue [Line Items]
Revenue remaining performance obligation	$ 139,000	$ 139,000
Entertainment One Film And Television Business [Member]
Disaggregation of Revenue [Line Items]
Revenues recognized			$ 16,430		$ 10,957
Revenue remaining performance obligation			95,616			$ 140	$ 1,959	$ 3,953	$ 43,172	$ 22,801	$ 205,854
Television Production
Disaggregation of Revenue [Line Items]
Contract with customer performance obligation satisfied in the previous period fixed and variable fee				290,600
Television Production | Entertainment One Film And Television Business [Member]
Disaggregation of Revenue [Line Items]
Revenue remaining performance obligation			$ 120,516		$ 252,979
Entertainment One Television and Film Business ("eOne") | LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Deferred revenue				$ 65,600